UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	McCormack Advisors International LLC
Address:	1360 E. Ninth Street, Suite 100
	Cleveland, OH, 44114


13F File Number: 028-06392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Ronald Baldari

Title:	Chief Administrative Officer

Phone:	(216) 436-3627


Signature, Place and Date of Signing:




/s/	Ronald Baldari
	Cleveland, OH
	July 24, 2002












McCormack Advisors International LLC (MAI) is owned equally by Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPF&S) and Investment Advisors International, Inc. (IAI). MLPF&S is a wholly-owned subsidiary of Merrill Lynch & Co., Inc. (ML&Co.). As the parent holding company of a number of operating subsidiaries, including MLPF&S, that are themselves institutional investment managers, ML&Co. files Form 13Fs. Neither ML&Co., MLPF&S nor IAI exercise investment discretion with respect to the positions managed by MAI and reported herein, and each specifically disclaims having such investment discretion. To the extent, however, that their ownership interests in MAI may give rise to a filing requirement and cause them to be deemed to share investment discretion with MAI, the securities positions that are reported herein are also being reported on behalf of ML&Co. and IAI.




Report Type (Check only one):


[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		136

Form 13F Information Table Value Total:		130,920 (in thousands)

List of Other Included Managers: 			None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Wireless Services      COM              00209A106      151    25751 SH       SOLE                                      25751
AFLAC Inc                      COM              001055102      784    24500 SH       SOLE                                      24500
AOL Time Warner                COM              00184A105     1227    83425 SH       SOLE                                      83425
AT & T Corp.                   COM              001957109      408    38104 SH       SOLE                                      38104
AXA                            COM              054536107      252    13864 SH       SOLE                                      13864
Abbott Labs Inc.               COM              002824100     1973    52391 SH       SOLE                                      52391
Adobe Systems                  COM              00724F101      625    21936 SH       SOLE                                      21936
Agilent Technologies           COM              00846U101      441    18668 SH       SOLE                                      18668
Alcoa Inc.                     COM              013817101      989    29833 SH       SOLE                                      29833
Allegheny Energy Inc.          COM              017361106      719    27930 SH       SOLE                                      27930
Alliance Capital Mgmt. L.P.    COM              01855A101      688    20095 SH       SOLE                                      20095
Alltel Corporation             COM              020039103      559    11900 SH       SOLE                                      11900
AmSouth Bancorp                COM              032165102     1133    50624 SH       SOLE                                      50624
American Express               COM              025816109      633    17439 SH       SOLE                                      17439
American International Group   COM              026874107     3395    49764 SH       SOLE                                      49764
Amgen Inc                      COM              031162100      385     9200 SH       SOLE                                       9200
Amkor Technology               COM              031652100      347    55800 SH       SOLE                                      55800
Annaly Mortgage Management Inc COM              035710409      194    10000 SH       SOLE                                      10000
BB&T Corp.                     COM              054937107      455    11800 SH       SOLE                                      11800
BP Amoco PLC ADR               COM              055622104     3472    68774 SH       SOLE                                      68774
Bank of America Corp           COM              060505104     1915    27219 SH       SOLE                                      27219
Bank of New York               COM              064057102      458    13556 SH       SOLE                                      13556
Baxter International           COM              071813109      562    12653 SH       SOLE                                      12653
Bellsouth Corporation          COM              079860102      917    29126 SH       SOLE                                      29126
Brandywine Realty Trust        COM              105368203      259    10000 SH       SOLE                                      10000
Bristol-Myers Squibb           COM              110122108     1726    67158 SH       SOLE                                      67158
Burlington Resources Inc.      COM              122014103      303     7970 SH       SOLE                                       7970
CINergy                        COM              172474108      941    26157 SH       SOLE                                      26157
Celgene Corp.                  COM              151020104      153    10000 SH       SOLE                                      10000
Charter Municipal Mtg Accpt Co COM              160908109      268    15000 SH       SOLE                                      15000
Charter One Financial          COM              160903100    10499   305382 SH       SOLE                                     305382
ChevronTexaco Corp.            COM              166764100     3209    36264 SH       SOLE                                      36264
Chubb Corporation              COM              171232101     1052    14852 SH       SOLE                                      14852
Cisco Systems                  COM              17275R102      586    42015 SH       SOLE                                      42015
Citigroup                      COM              172967101      699    18034 SH       SOLE                                      18034
Coca-Cola Co.                  COM              191216100      253     4516 SH       SOLE                                       4516
Colgate Palmolive              COM              194162103      719    14357 SH       SOLE                                      14357
Commerce Bancshares            COM              200525103      574    12975 SH       SOLE                                      12975
Convergys Corp                 COM              212485106      499    25600 SH       SOLE                                      25600
Corning, Inc.                  COM              219350105       39    10850 SH       SOLE                                      10850
Diebold Inc.                   COM              253651103     1691    45398 SH       SOLE                                      45398
Dime Coummunity Bancshares     COM              253922108      434    19125 SH       SOLE                                      19125
Dow Chemical                   COM              260543103     1133    32950 SH       SOLE                                      32950
Du Pont (EI) de Nemours        COM              263534109      266     6000 SH       SOLE                                       6000
Duke Energy Corp.              COM              264399106      973    31300 SH       SOLE                                      31300
E M C Corporation              COM              268648102      496    65680 SH       SOLE                                      65680
Electronic Data Systems        COM              285661104      598    16107 SH       SOLE                                      16107
Electronics for Imaging        COM              286082102      253    15900 SH       SOLE                                      15900
Eli Lilly Co                   COM              532457108      536     9500 SH       SOLE                                       9500
Emerson Electric               COM              291011104      674    12600 SH       SOLE                                      12600
Exxon Mobil Corp.              COM              30231G102     2384    58263 SH       SOLE                                      58263
Federal National Mortgage Asso COM              313586109      868    11774 SH       SOLE                                      11774
Fifth Third Bancorp.           COM              316773100     1710    25650 SH       SOLE                                      25650
First Essex Bancorp Inc        COM              320103104      410    12000 SH       SOLE                                      12000
FirstMerit Corp                COM              337915102      485    17600 SH       SOLE                                      17600
Gannett Company Inc.           COM              364730101      870    11469 SH       SOLE                                      11469
Gap Incorporated               COM              364760108      182    12850 SH       SOLE                                      12850
General Electric               COM              369604103     4323   148826 SH       SOLE                                     148826
Gilead Sciences Inc            COM              375558103      460    14000 SH       SOLE                                      14000
GlaxoSmithKline PLC            COM              37733W105      707    16380 SH       SOLE                                      16380
Goodrich Corp.                 COM              382388106      988    36150 SH       SOLE                                      36150
Greenpoint Financial Corp.     COM              395384100     1002    20400 SH       SOLE                                      20400
H & Q Healthcare Fund          COM              404052102      343    19787 SH       SOLE                                      19787
Harley Davidson Inc.           COM              412822108     2066    40290 SH       SOLE                                      40290
Hartford Financial Services Gr COM              416515104      940    15802 SH       SOLE                                      15802
Hewlett-Packard                COM              428236103      211    13792 SH       SOLE                                      13792
Home Depot                     COM              437076102     1826    49728 SH       SOLE                                      49728
Honeywell International        COM              438516106      247     7000 SH       SOLE                                       7000
Intel Corp                     COM              458140100     2966   162329 SH       SOLE                                     162329
International Business Machine COM              459200101     3075    42705 SH       SOLE                                      42705
International Paper Company    COM              460146103      728    16700 SH       SOLE                                      16700
Invacare                       COM              461203101      518    14000 SH       SOLE                                      14000
J P Morgan Chase & Co.         COM              46625H100      362    10671 SH       SOLE                                      10671
Johnson & Johnson              COM              478160104     3739    71537 SH       SOLE                                      71537
KeyCorp                        COM              493267108      739    27060 SH       SOLE                                      27060
LSI Logic Corp.                COM              502161102      113    12877 SH       SOLE                                      12877
Lam Research Corp              COM              512807108      665    37000 SH       SOLE                                      37000
Lehman Brothers Holdings       COM              524908100      488     7800 SH       SOLE                                       7800
Liberate Technologies Inc.     COM              530129105       53    20000 SH       SOLE                                      20000
Lowe's Cos.                    COM              548661107     1109    24430 SH       SOLE                                      24430
Lucent Technologies            COM              549463107       57    34354 SH       SOLE                                      34354
Lumenis Ltd                    COM              M6778Q105       63    17000 SH       SOLE                                      17000
Martek Biosciences Corp        COM              572901106      822    39300 SH       SOLE                                      39300
McDonalds Corp                 COM              580135101     1150    40410 SH       SOLE                                      40410
Medtronic Inc.                 COM              585055106      241     5627 SH       SOLE                                       5627
Merck & Co                     COM              589331107     1514    29895 SH       SOLE                                      29895
Microsoft Corporation          COM              594918104      992    18128 SH       SOLE                                      18128
Mirant Corp.                   COM              604675108      110    15000 SH       SOLE                                      15000
Motorola Incorporated          COM              620076109      466    31945 SH       SOLE                                      31945
Nestle SA (REG) ADR            COM              641069406      903    15490 SH       SOLE                                      15490
News Corp Ltd ADS              COM              652487703      960    41850 SH       SOLE                                      41850
Nextek Power Systems Inc.      COM              65334F106        0    25000 SH       SOLE                                      25000
Oak Hill Financial Inc.        COM              671337103      236    11500 SH       SOLE                                      11500
Oglebay Norton Company         COM              677007106      128    10000 SH       SOLE                                      10000
Oracle Systems                 COM              68389X105     1200   126740 SH       SOLE                                     126740
PVF Capital Corp               COM              693654105      686    57233 SH       SOLE                                      57233
Parker-Hannifin                COM              701094104     1049    21947 SH       SOLE                                      21947
Pepsico Inc.                   COM              713448108     1120    23240 SH       SOLE                                      23240
Pfizer Inc                     COM              717081103     5521   157745 SH       SOLE                                     157745
Phillips Electronics           COM              500472303      293    10608 SH       SOLE                                      10608
Procter & Gamble               COM              742718109     2340    26204 SH       SOLE                                      26204
Progressive Corp               COM              743315103     1324    22881 SH       SOLE                                      22881
Qualcomm Incorporated          COM              747525103     1598    58130 SH       SOLE                                      58130
Rockwell Automation Inc.       COM              773903109      245    12240 SH       SOLE                                      12240
Rockwell Collins               COM              774341101      305    11120 SH       SOLE                                      11120
Royal Dutch Petroleum          COM              780257804     1163    21048 SH       SOLE                                      21048
S&P's 400 Mid-Cap Market Index COM              595635103     1442    16103 SH       SOLE                                      16103
SBC Communications             COM              78387G103      418    13710 SH       SOLE                                      13710
Safeguard Scientific Inc       COM              786449108       32    16200 SH       SOLE                                      16200
Schering-Plough                COM              806605101      679    27600 SH       SOLE                                      27600
Service Corporation Internatio COM              817565104      193    40000 SH       SOLE                                      40000
Shaw Group                     COM              820280105      912    29700 SH       SOLE                                      29700
Sony Corporation ADR           COM              835699307      736    13870 SH       SOLE                                      13870
Southwest Airlines             COM              844741108     2170   134252 SH       SOLE                                     134252
Spartan Pptys Inc. Class A     COM              84681p104        0    10000 SH       SOLE                                      10000
Standard & Poor's Deposit Rece COM              78462F103     1339    13527 SH       SOLE                                      13527
Stride Rite Corp.              COM              863314100       80    10000 SH       SOLE                                      10000
Sun Microsystems Inc.          COM              866810104      145    29000 SH       SOLE                                      29000
Symbol Technologies Inc.       COM              871508107      429    50502 SH       SOLE                                      50502
Target                         COM              87612E106      342     8965 SH       SOLE                                       8965
Twentieth Century Energy       COM              901200105        0    10000 SH       SOLE                                      10000
U S Bancorp new                COM              902973304     1560    66825 SH       SOLE                                      66825
U S Crude Ltd                  COM              90330V103        0    96600 SH       SOLE                                      96600
United Dominion Realty Trust I COM              910197102      709    45000 SH       SOLE                                      45000
United Technologies            COM              913017109     1443    21259 SH       SOLE                                      21259
Urstadt Biddle Class A         COM              917286205      125    11000 SH       SOLE                                      11000
Vasomedical Inc.               COM              922321104       27    10000 SH       SOLE                                      10000
Verizon Communications         COM              92343V104     2752    68547 SH       SOLE                                      68547
Vodafone Group PLC             COM              92857W100      229    16800 SH       SOLE                                      16800
Wachovia                       COM              929903102      884    23156 SH       SOLE                                      23156
Washington Mutual Inc.         COM              939322103      670    18050 SH       SOLE                                      18050
Wells Fargo and Company        COM              949746101     1459    29148 SH       SOLE                                      29148
Worldcom, Inc.                 COM              98157D106       52    62269 SH       SOLE                                      62269
Wyeth                          COM              983024100      882    17230 SH       SOLE                                      17230
XL Capital Ltd.                COM              G98255105      533     6294 SH       SOLE                                       6294
Xerox Corp                     COM              984121103      100    14400 SH       SOLE                                      14400